UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    JUNE 30, 2001
                                                 --------------

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
           ---------------------------------------
Address:   3060 PEACHTREE ROAD, NW SUITE 1555
           ----------------------------------
           ATLANTA GA  30066
           -----------------

Form 13F File Number:    28-04097
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      SAMUEL R. SHAPIRO
           ----------------------------------
Title:     PRINCIPAL
           ----------------------------------
Phone:     404-842-9600


Signature, Place, and Date of Signing:


/s/ Samuel R. Shapiro          Atlanta, GA                   8/13/01
----------------------     ----------------------        ---------------
    [Signature]               [City, State]                  [Date]


Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number             Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                 ---------------------------

Form 13F Information Table Entry Total:                     40
                                                 ---------------------------

Form 13F Information Table Value Total:             $  1,133,341
                                                 ---------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



                                    FORM 13F
                                 (SEC USE ONLY)
Page 1 of 2 Name of Reporting Manager : Shapiro Capital Management Company, Inc

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


                                    ITEM 2:           ITEM 3:      ITEM 4:        ITEM 5:     ITEM 6     ITEM 7           ITEM 8
         ITEM 1:                   TITLE OF           CUSIP         FAIR         SHARES OF  INVESTMENT  MANAGER'S   VOTING AUTHORITY
     NAME OF ISSUER                 CLASS             NUMBER      MARKET VALUE   PRINCIPAL  DISCRETION  SEE INSTR V     (SHARES)
                                                                                 AMOUNT      (A) SOLE                    (a) SOLE
     --------------                 -----             ------     ------------    ---------  ----------  -----------     --------



Playtex Products, Inc.              Common           72813P100    $72,344        6,761,107      a                          a
Walter Industries, Inc.             Common           93317Q105    $72,066        6,055,957      a                          a
Wabtec Corporation                  Common           929740108    $67,475        4,498,357      a                          a
Post Properties, Inc.               Common           737464107    $65,982        1,743,248      a                          a
Ralcorp Holdings                    Common           751028101    $65,641        3,502,739      a                          a
Papa John's International, Inc.     Common           698813102    $63,329        2,498,199      a                          a
OGE Energy Corp.                    Common           670837103    $62,835        2,779,102      a                          a
Adolph Coors Class B                Class B Common   217016104    $58,638        1,168,550      a                          a
Kemet Corporation                   Common           488360108    $57,614        2,908,317      a                          a
CNA Surety Corporation              Common           12612L108    $51,154        3,653,836      a                          a
Gartner, Inc. CL B                  Class B Common   366651206    $46,227        5,024,630      a                          a
Tredegar Corporation                Common           894650100    $45,957        2,399,861      a                          a
Pennzoil-Quaker State Company       Common           709323109    $42,937        3,833,643      a                          a
Exide Technologies                  Common           302051107    $39,251        3,413,118      a                          a
Primedia, Inc.                      Common           74157K101    $38,392        5,654,211      a                          a
Journal Register Company            Common           481138105    $37,711        2,342,325      a                          a
Wilmington Trust Corporation        Common           971807102    $35,791          571,277      a                          a
Gray Communications
      Systems, Inc. CL B            Class B Common   389190208    $24,901        1,649,096      a                          a

                                                                 $948,245




                                     ITEM 2:         ITEM 3:     ITEM 4:         ITEM 5:     ITEM 6     ITEM 7           ITEM 8
         ITEM 1:                    TITLE OF         CUSIP        FAIR          SHARES OF  INVESTMENT  MANAGER'S   VOTING AUTHORITY
     NAME OF ISSUER                  CLASS           NUMBER    MARKET VALUE    PRINCIPAL   DISCRETION  SEE INSTR V     (SHARES)
                                                                                AMOUNT    (A) SOLE                    (a) SOLE
     --------------                 -----            ------    -------------    ---------  ----------  -----------     --------


The Scotts Company CL A              Class A Common  810186106    $23,162          558,796      a                         a
Rayovac Corporation                  Common          755081106    $20,272          951,275      a                         a
Gartner, Inc.                        Common          366651107    $18,666        1,696,897      a                         a
Amphenol Corp CL A                   Class A Common  32095101     $17,950          448,200      a                         a
Belden Inc.                          Common          077459105    $17,738          663,100      a                         a
Energizer Holdings, Inc.             Common          29266r108    $17,178          748,488      a                         a
Tom Brown Inc.                       Common          115660201    $16,010          667,100      a                         a
Arbitron Inc                         Common          03875Q108    $10,847          450,100      a                         a
Albany International Corp.           Common          012348108     $9,198          486,658      a                         a
Encore Acquisition Company           Common          29255w100     $7,401          643,600      a                         a
WestPoint Stevens Inc.               Common          961238102     $7,171        5,196,104      a                         a
Bull Run Corporation                 Common          120182100     $5,888        4,528,912      a                         a
Buckeye Technologies Inc.            Common          118255108     $4,314          299,600      a                         a
Valmont Industries, Inc.             Common          920253101     $2,261          124,250      a                         a
Layne Christensen Company            Common          521050104     $1,594          187,550      a                         a
American Power
      Conversion Corporation         Common          029066107     $1,559           99,000      a                         a
Claire's Stores Inc Com              Common          179584107     $1,528           78,900      a                         a
National Service Industries, Inc.    Common          637657107     $1,175           52,050      a                         a
American Annuity                     Preferred       023833205       $413           16,350      a                         a
Chesapeake Energy Corporation OK     Common          165167107       $340           50,000      a                         a
Interstate Bakeries Corporation      Common          46072H108       $224           14,000      a                         a
Host Marriott 6.75%                  Preferred       441079407       $207            5,000      a                         a

                         Total                                 $1,133,341


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